Financial risk management - Carrying value and the fair value of financial instruments measured at amortized cost (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Securities measured at amortized cost
Other financial assets		₩ 26,880,554	₩ 21,826,601
Borrowing debts:
Borrowings		56,901,352	49,279,175	₩ 43,167,065
Debts:
Investment contract liabilities		1,572,685	2,133,586	₩ 2,953,698
Other financial liabilities		47,328,051	31,992,438
Financial liabilities at amortized cost, Total	[1]	1,572,685	2,133,586
Fair value
Assets:
Deposits measured at amortized cost		32,338,446	27,660,501
Loans at amortized cost:
Loans measured at amortized cost		414,024,035	404,855,790
Securities measured at amortized cost
Government bonds		22,182,130	20,215,099
Financial institution bonds		5,906,724	5,387,207
Corporation bonds		6,879,983	5,971,007
Securities at amortized cost		34,968,837	31,573,313
Other financial assets		27,175,002	22,059,918
Financial assets at amortized cost, Total		508,506,320	486,149,522
Deposit liabilities
Demand deposits		151,177,041	157,446,276
Time deposits		202,405,752	195,886,583
Certificate of deposit		12,114,566	14,748,736
Issued bill deposit		7,614,012	6,631,276
CMA Deposits		4,950,392	4,634,010
Others		3,604,031	3,088,542
Deposit liabilities		381,865,794	382,435,423
Borrowing debts:
Call-money		2,195,849	1,276,301
Bills sold		11,208	15,006
Bonds sold under repurchase agreements		17,312,576	9,544,536
Borrowings		37,322,235	37,602,027
Borrowings debts		56,841,868	48,437,870
Debts:
Borrowings in won		68,189,097	62,059,253
Borrowings in foreign currency		13,143,721	13,051,576
Debt		81,332,818	75,110,829
Investment contract liabilities		1,572,685	2,133,586
Other financial liabilities		47,295,828	31,683,186
Financial liabilities at amortized cost, Total		568,908,993	539,800,894
Carrying value
Assets:
Deposits measured at amortized cost		32,455,701	27,746,360
Loans at amortized cost:
Loans measured at amortized cost		411,739,562	407,898,972
Securities measured at amortized cost
Government bonds		22,787,609	21,523,230
Financial institution bonds		5,864,626	5,423,771
Corporation bonds		7,034,252	6,424,197
Securities at amortized cost		35,686,487	33,371,198
Other financial assets		26,880,554	21,826,601
Financial assets at amortized cost, Total		506,762,304	490,843,131
Deposit liabilities
Demand deposits		151,177,041	157,446,276
Time deposits		202,106,686	196,265,911
Certificate of deposit		12,059,730	14,921,375
Issued bill deposit		7,614,701	6,631,858
CMA Deposits		4,950,392	4,634,010
Others		3,604,114	3,088,864
Deposit liabilities		381,512,664	382,988,294
Borrowing debts:
Call-money		2,195,849	1,276,301
Bills sold		11,252	15,057
Bonds sold under repurchase agreements		17,312,576	9,544,536
Borrowings		37,381,675	38,443,281
Borrowings debts		56,901,352	49,279,175
Debts:
Borrowings in won		68,382,242	63,927,063
Borrowings in foreign currency		13,179,483	13,361,720
Debt		81,561,725	77,288,783
Investment contract liabilities		1,572,685	2,133,586
Other financial liabilities		47,328,051	31,992,438
Financial liabilities at amortized cost, Total		568,876,477	543,682,276
Level 1
Assets:
Deposits measured at amortized cost		554,703	431,650
Securities measured at amortized cost
Government bonds		10,727,244	9,109,801
Financial institution bonds		2,005,877	1,898,457
Securities at amortized cost		12,733,121	11,008,258
Financial assets at amortized cost, Total		13,287,824	11,439,908
Level 2
Assets:
Deposits measured at amortized cost		31,783,743	27,228,851
Loans at amortized cost:
Loans measured at amortized cost		1,633,949	5,832,484
Securities measured at amortized cost
Government bonds		11,454,886	11,105,298
Financial institution bonds		3,900,847	3,488,750
Corporation bonds		6,879,983	5,971,007
Securities at amortized cost		22,235,716	20,565,055
Other financial assets		16,393,625	12,598,487
Financial assets at amortized cost, Total		72,047,033	66,224,877
Deposit liabilities
Demand deposits		151,177,041	157,446,276
CMA Deposits		4,950,392	4,634,010
Others		3,565,491	3,035,338
Deposit liabilities		159,692,924	165,115,624
Borrowing debts:
Call-money		2,195,849	1,276,301
Borrowings		221,256	19,922
Borrowings debts		2,417,105	1,296,223
Debts:
Borrowings in won		36,388,349	31,665,994
Borrowings in foreign currency		10,456,332	9,625,410
Debt		46,844,681	41,291,404
Other financial liabilities		20,658,155	8,921,782
Financial liabilities at amortized cost, Total		229,612,865	216,625,033
Level 3
Loans at amortized cost:
Loans measured at amortized cost		412,390,086	399,023,306
Securities measured at amortized cost
Other financial assets		10,781,377	9,461,431
Financial assets at amortized cost, Total		423,171,463	408,484,737
Deposit liabilities
Time deposits		202,405,752	195,886,583
Certificate of deposit		12,114,566	14,748,736
Issued bill deposit		7,614,012	6,631,276
Others		38,540	53,204
Deposit liabilities		222,172,870	217,319,799
Borrowing debts:
Bills sold		11,208	15,006
Bonds sold under repurchase agreements		17,312,576	9,544,536
Borrowings		37,100,979	37,582,105
Borrowings debts		54,424,763	47,141,647
Debts:
Borrowings in won		31,800,748	30,393,259
Borrowings in foreign currency		2,687,389	3,426,166
Debt		34,488,137	33,819,425
Investment contract liabilities		1,572,685	2,133,586
Other financial liabilities		26,637,673	22,761,404
Financial liabilities at amortized cost, Total		₩ 339,296,128	₩ 323,175,861

[1]	This is retirement pension policyholder reserve.